Accounts receivable (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Bad debt expenses	$ 0	$ 0	$ 218,000
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	82.00%	94.00%
Customer A [Member]
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	27.00%	32.00%
Customer B [Member]
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	12.00%	16.00%
Customer C [Member]
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	43.00%	46.00%